Standardized Measure of Discounted Future Net Cash Flows - HNR Finance's net interest in Petrodelta (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Future cash inflows from sales of oil and gas			$ 250,712
Future production costs			(75,602)
Future development costs			(62,246)
Future income tax expenses			(37,262)
Future net cash flows			75,602
Effect of discounting net cash flows at 10%			(45,632)
Standardized measure of discounted future net cash flows			29,970
Petrodelta's [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Future cash inflows from sales of oil and gas	3,283,682	3,889,881	2,998,735
Future production costs	(1,593,688)	(1,920,784)	(696,398)
Future development costs	(291,989)	(208,717)	(237,395)
Future income tax expenses	(615,662)	(820,236)	(993,162)
Future net cash flows	782,343	940,144	1,071,780
Effect of discounting net cash flows at 10%	(332,569)	(396,902)	(486,821)
Standardized measure of discounted future net cash flows	449,774	543,242	584,959
Petrodelta's [Member] | HNR Finance [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Future cash inflows from sales of oil and gas	4,104,602	4,862,351	3,748,419
Future production costs	(1,992,109)	(2,400,980)	(870,498)
Future development costs	(364,986)	(260,896)	(296,744)
Future income tax expenses	(769,578)	(1,025,295)	(1,241,452)
Future net cash flows	977,929	1,175,180	1,339,725
Effect of discounting net cash flows at 10%	(415,711)	(496,127)	(608,526)
Standardized measure of discounted future net cash flows	562,218	679,053	731,199
Petrodelta's [Member] | Venezuela [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Future cash inflows from sales of oil and gas	(820,920)	(972,470)	(749,684)
Future production costs	398,421	480,196	174,100
Future development costs	72,997	52,179	59,349
Future income tax expenses	153,916	205,059	248,290
Future net cash flows	(195,586)	(235,036)	(267,945)
Effect of discounting net cash flows at 10%	83,142	99,225	121,705
Standardized measure of discounted future net cash flows	$ (112,444)	$ (135,811)	$ (146,240)